Variable Interest Entities (Schedule Of Maximum Exposure To Loss In VIEs) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entities [Abstract]
Carrying value of investments (Note 12)	$ 118,783	$ 114,711
Carrying value of the ALS Notes Receivable		85,747
Debt guarantees	125,429	248,105
Maximum exposure to loss	$ 244,212	$ 448,563